Quarterly Financial Data (Unaudited) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of Quarterly Financial Data
Net revenues	$ 306,286	$ 288,239	$ 296,701	$ 293,345	$ 255,202	$ 275,684	$ 286,138	$ 286,366	$ 244,103	$ 877,396	$ 845,248	$ 1,133,487	$ 1,092,291	$ 1,056,065
Net revenues less direct advertising expenses		184,996	193,501	190,287	155,651	175,189	186,543	186,541	145,551
Net (loss) income applicable to common stock	11,405	6,280	3,901	11,335	(13,331)	(7,211)	690	(9,028)	(24,918)	2,329	1,905	8,185	(40,467)	(58,403)
Net (loss) income	11,496		3,992							2,602	2,178	8,550	(40,102)	(58,038)
Net (loss) income per common share basic	$ 0.12	$ 0.07	$ 0.04	$ 0.12	$ (0.14)	$ (0.08)	$ 0.01	$ (0.10)	$ (0.27)	$ 0.02	$ 0.02	$ 0.09	$ (0.44)	$ (0.64)
Net (loss) income per common share - diluted	$ 0.12	$ 0.07	$ 0.04	$ 0.12	$ (0.14)	$ (0.08)	$ 0.01	$ (0.10)	$ (0.27)	$ 0.02	$ 0.02	$ 0.09	$ (0.44)	$ (0.64)
LAMAR MEDIA CORP
Summary of Quarterly Financial Data
Net revenues	306,286	288,239	296,701	293,345	255,202	275,684	286,138	286,366	244,103	877,396	845,248	1,133,487	1,092,291	1,056,065
Net revenues less direct advertising expenses		184,996	193,501	190,287	155,651	175,189	186,543	186,541	145,551
Net (loss) income	$ 11,585	$ 6,225	$ 4,115	$ 11,436	$ (13,164)	$ (7,293)	$ 803	$ (8,810)	$ (24,898)	$ 2,752	$ 2,387	$ 8,612	$ (40,198)	$ (55,823)